SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Website development costs	$ 179,461	$ 178,918	$ 189,956
Less: accumulated amortization	(63,688)	(47,342)
Intangible assets	$ 115,773	$ 131,576	$ 189,956